UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number        811-9391

                            THE FORESTER FUNDS, INC.
               Exact name of registrant as specified in charter)

                             612 Paddock Lane
                         Libertyville, IL 60048
                    (Address of principal executive offices)


  Registrant's telephone number, including area code:    (847) 573-0365


Date of fiscal year end:      March 31, 2004
                           ________________________________

Date of reporting period:     July 1, 2003 - June 30, 2004
                           ________________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are  to respond  to the collection of
Information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification
     Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.


                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Forester Funds, Inc.


By (Signature and Title)*     /s/ Thomas H. Forester

                                  Thomas H. Forester
                                  President

Date:     October 19, 2004

* Print the name and title of each signing officer under his or her signature.

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

EXHIBIT A
---------

                                FORESTER FUNDS, INC.

                                FORESTER VALUE FUND

                                TICKER: FVALX

                                PROXY VOTING RECORD
                                7/1/2003-6/30/2004



(A)          (B)      (C)       (D)    (E)                (F)     (G)    (H)      (I)
--------------------------------------------------------------------------------------

                                                                                 FOR/
                                MEETING                    ISSUER        VOTE AGAINST
ISSUER       TICKER   CUSIP     DATE  DESCRIPTION OF VOTE  or SH  VOTED? CAST    MGMT
--------------------------------------------------------------------------------------


No votes were scheduled for any securities held during the reporting period.



                                FORESTER DISCOVERY FUND

                                TICKER: INTLX

                                PROXY VOTING RECORD
                                7/1/2003-6/30/2004



(A)          (B)      (C)       (D)    (E)                (F)     (G)    (H)      (I)
--------------------------------------------------------------------------------------

                                                                                 FOR/
                                                           ISSUER        VOTE AGAINST
ISSUER       TICKER    CUSIP    DATE  DESCRIPTION OF VOTE  or SH  VOTED? CAST    MGMT
--------------------------------------------------------------------------------------


No votes were scheduled for any securities held during the reporting period.
